Due from Licensee	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Due from Licensee [Abstract]
Due from Licensee
5.	Due from Licensee

On September 27, 2013, the licensee issued a promissory note to the Company relating to a one time license fee in the amount of $250,000. The note matures on September 28, 2016 and bears interest at 3% per annum. The Company has recorded interest income of $4,375 during the three-month period ended March 31, 2014, which has been recorded in other assets.

5.	Due from Licensee

On September 27, 2013, the Company issued a licensee a promissory note relating to a one time license fee in the amount of $250,000. The note shall be payable on September 28, 2016 and shall accrue interest at 3% per annum.